Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Acquisitions and Divestitures
3. ACQUISITIONS AND DIVESTITURES

AMA acquisition. In February 2019, the Partnership acquired the following assets from Anadarko (see Note 15), which are collectively referred to as the Anadarko Midstream Assets (“AMA”):

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Wattenberg processing plant. The Wattenberg processing plant consists of a cryogenic train (with capacity of 190 million cubic feet per day (“MMcf/d”)) and a refrigeration train (with capacity of 100 MMcf/d) located in Adams County, Colorado, now part of the DJ Basin complex.

•	Wamsutter pipeline. The Wamsutter pipeline is a crude oil gathering pipeline located in Sweetwater County, Wyoming and delivers crude oil into Andeavor’s Wamsutter Pipeline System.

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DJ Basin oil system. The DJ Basin oil system consists of (i) a crude oil gathering system, (ii) a centralized oil stabilization facility (“COSF”), which commenced operation in 2015, and (iii) a 12-mile crude oil pipeline, located in Weld County, Colorado. The COSF consists of Trains I through VI with total capacity of 155 thousand barrels per day (“MBbls/d”) and two storage tanks with total capacity of 500,000 barrels. Train VI, with capacity of 30 MBbls/d, commenced operation in 2018. The pipeline connects the COSF to Tampa Rail.

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DBM oil system. The DBM oil system consists of (i) a crude oil gathering system, (ii) three central production facilities (“CPFs”), which include ten processing trains with total capacity of 75 MBbls/d, (iii) three storage tanks with total capacity of 30,000 barrels, (iv) a 14-mile crude oil pipeline, and (v) two regional oil treating facilities (“ROTFs”), which include four trains with total capacity of 120 MBbls/d, located in Reeves and Loving Counties, Texas. The ROTFs commenced operation in 2018. The pipeline transports crude oil from the DBM oil system and one third-party CPF into Plains All American Pipeline.

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APC water systems. The APC water systems consist of one produced-water disposal system (with capacity of 30 MBbls/d), which commenced operation in 2017. Four additional produced-water disposal systems commenced operation in 2018, increasing the total capacity to 565 MBbls/d. The APC water systems are located in Reeves, Loving, Winkler and Ward Counties, Texas, which are now part of the DBM water systems.

3. ACQUISITIONS AND DIVESTITURES (CONTINUED)

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A 20% interest in Saddlehorn. Saddlehorn owns (i) a 600-mile crude oil and condensate pipeline (excluding pipeline capacity leased by Saddlehorn) that originates in Laramie County, Wyoming and terminates in Cushing, Oklahoma, and (ii) four storage tanks with total capacity of 300,000 barrels. The Saddlehorn interest is accounted for under the equity method. The pipeline commenced operation in 2016 and is operated by a third party.

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A 15% interest in Panola. Panola owns a 248-mile NGLs pipeline that originates in Panola County, Texas and terminates in Mont Belvieu, Texas. The Panola interest is accounted for under the equity method and is operated by a third party.

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A 50% interest in Mi Vida. Mi Vida owns a cryogenic gas processing plant (with capacity of 200 MMcf/d) located in Ward County, Texas. The interest in Mi Vida is accounted for under the equity method. The processing plant commenced operation in 2015 and is operated by a third party.

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A 50% interest in Ranch Westex. Ranch Westex owns a processing plant consisting of a cryogenic train (with capacity of 100 MMcf/d) and a refrigeration train (with capacity of 25 MMcf/d), located in Ward County, Texas. In 2017, an additional interest in Ranch Westex was purchased from a third party for a net investment of $22.5 million, increasing the ownership from 33% to 50%. The interest in Ranch Westex is accounted for under the equity method and the processing plant is operated by a third party.

Because the acquisition of AMA was a transfer of net assets between entities under common control, the Partnership’s historical financial statements previously filed with the SEC have been recast in this Form 8-K to include the results attributable to AMA as if the Partnership owned AMA for all periods presented. The consolidated financial statements for periods prior to the Partnership’s acquisition of AMA have been prepared from Anadarko’s historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned AMA during the periods reported.
The following table presents the impact of AMA on Revenues and other, Equity income, net – affiliates and Net income (loss) as presented in the Partnership’s historical consolidated statements of operations:

	Year Ended December 31, 2018
thousands	Partnership Historical	AMA	Eliminations	Combined
Revenues and other	$1,990,276	$343,499	$(34,117)	$2,299,658
Equity income, net – affiliates	153,024	42,445	—	195,469
Net income (loss)	454,384	182,142	—	636,526

	Year Ended December 31, 2017
thousands	Partnership Historical	AMA	Eliminations	Combined
Revenues and other	$2,248,356	$192,853	$(11,595)	$2,429,614
Equity income, net – affiliates	85,194	29,947	—	115,141
Net income (loss)	578,218	164,183	—	742,401
3. ACQUISITIONS AND DIVESTITURES (CONTINUED)

	Year Ended December 31, 2016
thousands	Partnership Historical	AMA	Eliminations	Combined
Revenues and other	$1,804,270	$138,269	$(1,209)	$1,941,330
Equity income, net – affiliates	78,717	22,975	—	101,692
Net income (loss)	602,294	61,306	—	663,600

Red Bluff Express acquisition. In January 2019, the Partnership acquired a 30% interest in Red Bluff Express Pipeline, LLC (“Red Bluff Express”), which owns a natural gas pipeline operated by a third party (the “Red Bluff Express pipeline”) connecting Reeves County and Loving County, Texas to the WAHA hub in Pecos County, Texas. The Partnership acquired its 30% interest from a third party via an initial net investment of $92.5 million, which represented its share of costs incurred up to the date of acquisition. The initial investment was funded with cash on hand and the interest in Red Bluff Express will be accounted for under the equity method.

Whitethorn LLC acquisition. In June 2018, the Partnership acquired a 20% interest in Whitethorn LLC, which owns a crude oil and condensate pipeline that originates in Midland, Texas and terminates in Sealy, Texas (the “Midland-to-Sealy pipeline”) and related storage facilities (collectively referred to as “Whitethorn”). A third party operates Whitethorn and oversees the related commercial activities. In connection with its investment in Whitethorn, the Partnership will share proportionally in the commercial activities. The Partnership acquired its 20% interest via a $150.6 million net investment, which was funded with cash on hand and is accounted for under the equity method. See Note 10.

Cactus II acquisition. In June 2018, the Partnership acquired a 15% interest in Cactus II, which will own a crude oil pipeline operated by a third party (the “Cactus II pipeline”) connecting West Texas to the Corpus Christi area. The Cactus II pipeline is under construction and is expected to become operational in late 2019. The Partnership acquired its 15% interest from a third party via an initial net investment of $12.1 million, which represented its share of costs incurred up to the date of acquisition. The initial investment was funded with cash on hand and the interest in Cactus II is accounted for under the equity method. See Note 10.

Property exchange. In March 2017, the Partnership acquired an additional 50% interest in the Delaware Basin JV Gathering LLC (“DBJV”) system (the “Additional DBJV System Interest”) from a third party in exchange for (a) the Partnership’s 33.75% non-operated interest in two natural gas gathering systems located in northern Pennsylvania (the “Non-Operated Marcellus Interest”), commonly referred to as the Liberty and Rome systems, and (b) $155.0 million of cash consideration (collectively, the “Property Exchange”). The Partnership previously held a 50% interest in, and operated, the DBJV system.
The Property Exchange was reflected as a nonmonetary transaction whereby the acquired Additional DBJV System Interest was recorded at the fair value of the divested Non-Operated Marcellus Interest plus the $155.0 million of cash consideration. The Property Exchange resulted in a net gain of $125.7 million recorded as Gain (loss) on divestiture and other, net in the consolidated statements of operations. Results of operations attributable to the Property Exchange were included in the consolidated statements of operations beginning on the acquisition date in the first quarter of 2017.

3. ACQUISITIONS AND DIVESTITURES (CONTINUED)

DBJV acquisition - Deferred purchase price obligation - Anadarko. Prior to the Partnership’s agreement with Anadarko to settle its deferred purchase price obligation early, the consideration that would have been paid by the Partnership for the March 2015 acquisition of DBJV from Anadarko consisted of a cash payment to Anadarko due on March 31, 2020. In May 2017, the Partnership reached an agreement with Anadarko to settle this obligation with a cash payment to Anadarko of $37.3 million, which was equal to the estimated net present value of the obligation at March 31, 2017.
The following table summarizes the financial statement impact of the Deferred purchase price obligation – Anadarko:

	Deferred purchase price obligation - Anadarko	Estimated future payment obligation (1)
Balance at December 31, 2015	$188,674	$282,807
Accretion revision (2)	(7,747)
Revision to Deferred purchase price obligation – Anadarko (3)	(139,487)
Balance at December 31, 2016	41,440	56,455
Accretion expense (4)	71
Revision to Deferred purchase price obligation – Anadarko (3)	(4,165)
Settlement of the Deferred purchase price obligation – Anadarko	(37,346)
Balance at December 31, 2017	$—	$—

(1)	Calculated using Level 3 inputs.

(2)	Financing-related accretion revisions were recorded in Interest expense in the consolidated statements of operations.

(3)	Recorded as revisions within Common units in the consolidated balance sheets and consolidated statements of equity and partners’ capital.

(4)	Accretion expense was recorded as a charge to Interest expense in the consolidated statements of operations.

Springfield acquisition. In March 2016, the Partnership acquired Springfield Pipeline LLC (“Springfield”) from Anadarko for $750.0 million, consisting of $712.5 million in cash and the issuance of 1,253,761 of the Partnership’s common units. Springfield owns a 50.1% interest in an oil gathering system and a gas gathering system. The Springfield oil and gas gathering systems (collectively, the “Springfield system”) are located in Dimmit, La Salle, Maverick and Webb Counties in South Texas. The Partnership financed the cash portion of the acquisition through: (i) borrowings of $247.5 million on the Partnership’s senior unsecured revolving credit facility originally entered into in February 2014, (ii) the issuance of 835,841 of the Partnership’s common units to WGP and (iii) the issuance of Series A Preferred units to private investors. See Note 5 for further information regarding the Series A Preferred units.

Newcastle system divestiture. In December 2018, the Newcastle system, located in Northeast Wyoming, was sold to a third party for $3.2 million, resulting in a net gain on sale of $0.6 million recorded as Gain (loss) on divestiture and other, net in the consolidated statements of operations. The Partnership previously held a 50% interest in, and operated, the Newcastle system.

Helper and Clawson systems divestiture. In June 2017, the Helper and Clawson systems, located in Utah, were sold to a third party, resulting in a net gain on sale of $16.3 million recorded as Gain (loss) on divestiture and other, net in the consolidated statements of operations.

Hugoton system divestiture. In October 2016, the Hugoton system, located in Southwest Kansas and Oklahoma, was sold to a third party, resulting in a net loss on sale of $12.0 million recorded as Gain (loss) on divestiture and other, net in the consolidated statements of operations. The Partnership allocated $1.6 million in goodwill to this divestiture.